Benefit Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Benefit Plans
21. Benefit Plans:
The Company sponsors defined benefit pension plans covering certain of its employees. Benefits under the plans are generally based on average final pay and years of service. The Company’s funding policy is to fund the minimum required contribution under local statutory requirements.
The Company sponsors an unfunded plan to provide health care benefits to certain retired employees in the United States. The plan pays a stated percentage of medical expenses reduced by deductibles and other coverage. The plan is unfunded and obligations are paid out of the Company’s operations.
The Company uses a December 31 measurement date for all of its defined benefit pension and postretirement medical plans. Of the Company’s two defined benefit pension plans covering employees in the U.S., only the Eco Services Hourly Pension Plan continues to accrue benefits for certain participants; however, this plan was frozen to future accruals as of December 31, 2020. All future accruals were frozen for the Eco Services Pension Equity Plan as of December 31, 2016. The retiree healthcare plan was closed to new retirees effective July 1, 2017. The Company’s remaining defined benefit pension plan covering its employees at a foreign subsidiary remains active.
Defined Benefit Pension Plans
The following tables summarize changes in the benefit obligation, plan assets and funded status of the Company’s defined benefit pension plans as well as the components of net periodic benefit cost, including key assumptions:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of period	$82,726	$74,445	$19,673	$15,877
Service cost	769	978	1,080	977
Interest cost	2,665	3,099	299	355
Participant contributions	—	—	112	110
Plan curtailments	—	(2,795)	(1,603)	—
Plan settlements	(1,455)	(1,669)	—	—
Benefits paid	(1,511)	(1,350)	(213)	(198)
Expenses paid	—	—	(60)	(67)
Actuarial (gains) losses	8,743	10,018	949	2,951
Translation adjustment	—	—	1,973	(332)

Benefit obligation at end of the period	$91,937	$82,726	$22,210	$19,673

Change in plan assets:
Fair value of plan assets at beginning of period	$69,450	$55,905	$18,365	$17,079
Actual return on plan assets	11,539	12,464	1,238	874
Employer contributions	2,372	4,100	820	926
Employee contributions	—	—	112	110
Plan settlements	(1,455)	(1,669)	—	—
Benefits paid	(1,511)	(1,350)	(213)	(198)
Expenses paid	—	—	(60)	(67)
Translation adjustment	—	—	1,948	(359)

Fair value of plan assets at end of the period	$80,395	$69,450	$22,210	$18,365

Funded status of the plans (underfunded)	$(11,542)	$(13,276)	$—	$(1,308)

The total actuarial losses for the year ended December 31, 2020 across the Company’s U.S. plans was $8,743, which was driven by declines in the discount rates of $8,938 and declines in general demographic experience of $343, which was offset by favorable changes in mortality assumptions of $538. The total actuarial losses for the year ended December 31, 2020 across the Company’s foreign plans was $949, which was driven by declines in the discount rates of $1,440, offset by favorable changes in general demographic experience of $70 and favorable changes in mortality assumptions of $421.
The total actuarial losses for the year ended December 31, 2019 across the Company’s U.S. was $10,018, which was driven by declines in the discount rates of $8,978 and declines in general demographic experience of $2,017, which was offset by favorable changes in mortality assumptions of $977. The total actuarial losses for the year ended December 31, 2019 across the Company’s foreign plans was $2,951, which was driven by declines in the discount rates of $3,134, which was offset by favorable changes in general demographic experience of $161 and favorable changes in mortality assumptions of $22.
Amounts recognized in the consolidated balance sheets consist of:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Noncurrent liability	(11,542)	(13,276)	—	(1,308)
Accumulated other comprehensive income (loss)	371	(3,145)	(1,198)	(610)

Net amount recognized	$(11,171)	$(16,421)	$(1,198)	$(1,918)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Net gain (loss)	(3,328)	(2,305)	(2,166)	(3,641)

Gross amount recognized	(3,328)	(2,305)	(2,166)	(3,641)
Deferred income taxes	3,699	(840)	968	3,031

Net amount recognized	$371	$(3,145)	$(1,198)	$(610)

Components of net periodic benefit cost consist of:

	U.S.			Foreign
	Years ended December 31,			Years ended December 31,
	2020	2019	2018	2020	2019	2018
Service cost	$769	$978	$1,019	$1,080	$977	$712
Interest cost	2,665	3,099	2,943	299	355	365
Expected return on plan assets	(3,898)	(3,444)	(3,546)	(287)	(275)	(254)
Amortization of net (gain) loss	—	—	—	95	—	49
Curtailment gain recognized	—	—	(576)	—	—	—
Settlement (gain) loss recognized	78	49	—	—	—	—

Net periodic expense (benefit)	$(386)	$682	$(160)	$1,187	$1,057	$872

All components of net periodic benefit cost other than service cost are presented within other expense (income), net in the Company’s consolidated statements of income.
The net amount of projected benefit obligation and plan assets for all underfunded and unfunded plans was $11,542 and $13,276 as of December 31, 2020 and 2019, respectively, and was classified as noncurrent liabilities. The total accumulated benefit obligation as of December 31, 2020 and 2019 for the Company’s U.S. pension plans was $91,937 and $82,326, respectively. The total accumulated benefit obligation as of December 31, 2020 and 2019 for the Company’s foreign pension plans was $0 and $19,335, respectively.
The following table presents selected information about the Company’s pension plans with accumulated benefit obligations in excess of plan assets:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Projected benefit obligation	$91,937	$82,726	$—	19,673
Accumulated benefit obligation	91,937	82,326	—	19,335
Fair value of plan assets	80,395	69,450	—	18,365
The following table presents selected information about the Company’s pension plans with projected benefit obligations in excess of plan assets:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Projected benefit obligation	$91,937	$82,726	$—	19,673
Fair value of plan assets	80,395	69,450	—	18,365
Significant weighted average assumptions used in determining the pension obligations include the following:

	U.S.		Foreign
	December 31,		December 31,
	2020	2019	2020	2019
Discount rate	2.50%	3.37%	1.20%	1.50%
Rate of compensation increase (1)	N/A	3.00%	1.75%	1.75%
Significant weighted average assumptions used in determining net periodic benefit cost include the following:

	U.S.			Foreign
	Years ended December 31,			Years ended December 31,
	2020	2019	2018	2020	2019	2018
Discount rate	3.40%	4.37%	3.83%	1.50%	2.30%	2.20%
Rate of compensation increase (1)	3.00%	3.00%	3.00%	1.75%	1.75%	1.75%
Expected return on assets	5.70%	6.00%	6.00%	1.50%	1.60%	1.50%

(1)	Includes only plans not frozen to benefit accruals for the respective periods.
The discount rate for each of the U.S. plans was determined by utilizing a yield curve model. The model develops a spot rate curve based on the yields available from a broad-based universe of high quality corporate bonds. The discount rate is then set as the weighted average spot rate, using the respective plan’s expected benefit cash flows as the weights.
The investment objective for the U.S. plans is to generate returns sufficient to meet future obligations. The strategy to meet the objective includes generating attractive returns using higher returning assets such as equity securities and balancing risk using less volatile assets such as fixed income securities. The U.S. plans invest in an allocation of assets across the two broadly-defined financial asset categories of equity and fixed income securities. The target allocations for the plan assets across the three U.S. plans are as follows: 45% equity securities and 55% fixed income investments for the PQ Corporation Retirement Plan; 40% equity securities and 60% fixed income investments for the Eco Services Pension Equity Plan; and 60% equity securities and 40% fixed income investments for the Eco Services Hourly Pension Plan.
Similar considerations are applied to the investment objectives of the
non-U.S.
plans as well as the asset classes available in each location and any legal restrictions on plan investments.
The Company classifies plan assets based upon a fair value hierarchy (see Note 7 to these consolidated financial statements for further information). The classification of each asset within the hierarchy is based on the lowest level input that is significant to its measurement. The fair value hierarchy consists of three levels as follows:

•
Level 1—Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date. Active markets provide pricing data for trades occurring at least weekly and include exchanges and dealer markets. Level 1 assets primarily include investments in publicly traded equity securities and mutual funds. These securities (or the underlying investments of the funds) are actively traded and valued using quoted prices for identical securities from the market exchanges.

•
Level 2—Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves. Level 2 assets primarily consist of fixed-income securities and commingled funds that are not actively traded or whose underlying investments are valued using observable marketplace inputs. The fair value of plan assets invested in fixed-income securities is generally determined using valuation models that use observable inputs such as interest rates, bond yields, low-volume
market quotes and quoted prices for similar assets. Plan assets that are invested in commingled funds are valued using a unit price or net asset value (“NAV”) that is based on the underlying investments of the fund.

•
Level 3—Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date. Level 3 assets include investments covered by insurance contracts and real estate funds valued using significant unobservable inputs.

The following tables set forth by level, within the fair value hierarchy, plan assets at fair value:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$151	$151	$—	$—
Equity securities:
U.S. investment funds	28,040	28,040	—	—
International investment funds	18,770	18,770	—	—
Fixed income securities:
Government securities	16,766	16,766	—	—
Corporate bonds	16,668	16,668	—	—
Other:
Insurance contracts	22,210	—	22,210	—

Total	$102,605	$80,395	$22,210	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$289	$289	$—	$—
Equity securities:
U.S. investment funds	23,344	23,344	—	—
International investment funds	15,485	15,485	—	—
Fixed income securities:
Government securities	14,379	14,379	—	—
Corporate bonds	14,782	14,782	—	—
Investment fund bonds	1,171	1,171	—	—
Other:
Insurance contracts	18,365	—	18,365	—

Total	$87,815	$69,450	$18,365	$—

The Company does not expect to contribute to the U.S. pension plans or to the foreign pension plan in 2021.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	U.S.	Foreign
2021	$5,440	$272
2022	4,437	287
2023	4,374	322
2024	4,293	351
2025	4,197	393
Years 2026-2030	22,407	2,369
Other Postretirement Benefit Plan
The following tables summarize changes in the benefit obligation, plan assets and funded status of the Company’s other postretirement benefit plan as well as the components of net periodic benefit cost, including key assumptions:

	December 31,
	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of period	$554	$780
Service cost	—	10
Interest cost	19	29
Plan amendments	—	(460)
Benefits paid	(2)	(3)
Premiums paid	(3)	(3)
Actuarial (gains) losses	82	201

Benefit obligation at end of period	$650	$554

Change in plan assets:
Employer contributions	5	6
Benefits paid	(2)	(3)
Premiums paid	(3)	(3)

Fair value of plan assets at end of period	$—	$—

Funded status of the plan (underfunded)	$(650)	$(554)

The total actuarial losses for the year ended December 31, 2020 was $82, which was driven by declines in the discount rates of $83, and offset by favorable changes in general demographic experience of $4, which was offset by declines in mortality assumptions of $3.
The total actuarial losses for the year ended December 31, 2019 was $201, which was driven by declines in the discount rates of $148, declines in general demographic experience of $51, and declines in mortality assumptions of $2.
Amounts recognized in the consolidated balance sheets consist of:

	December 31,
	2020	2019
Current liability	$(16)	$(15)
Noncurrent liability	(634)	(539)
Accumulated other comprehensive income	238	109

Net amount recognized	$(412)	$(445)

Amounts recognized in accumulated other comprehensive income consist of:

	December 31,
	2020	2019
Prior service credit	$596	$828
Net gain	(159)	(78)

Gross amount recognized	437	750
Deferred income taxes	(199)	(641)

Net amount recognized	$238	$109

Components of net periodic benefit cost consist of:

	Years ended December 31,
	2020	2019	2018
Service cost	$—	$10	$16
Interest cost	19	29	37
Amortization of prior service credit	(232)	(157)	(112)
Amortization of net loss (gain)	1	(11)	(3)

Net periodic benefit	$(212)	$(129)	$(62)

All components of net periodic benefit cost other than service cost are presented within other expense (income), net in the Company’s consolidated statements of income.
The discount rate used in determining the other postretirement benefit plan obligation was 2.60% and 3.50% as of December 31, 2020 and 2019, respectively. The discount rate used in determining net periodic benefit cost was 3.50%, 4.50% and 4.00% for the years ended December 31, 2020, 2019 and 2018, respectively. There was no rate of interest crediting rate, as there are no cash balance accounts associated with this plan.
Assumed health care cost trend rates were as follows:

December 31,
	2020	2019
Immediate trend rate	NA	NA
Ultimate trend rate	NA	NA
Year that the rate reaches ultimate trend rate	NA	NA
The Company expects to contribute $16 to the retiree health plan in 2021.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	Amount
2021	$16
2022	17
2023	18
2024	19
2025	20
Years 2025-2029	122
There are no expected Medicare subsidy receipts expected in future periods.
Defined Contribution Plans
The Company also has defined contribution plans covering domestic employees of the Company and a foreign subsidiary. The Company recorded expenses of $1,696, $2,930 and $1,484 related to these plans for the years ended December 31, 2020, 2019 and 2018, respectively.